Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2012	2013

Value added tax receivable	$416	$63
Rental and utility deposit	22	32
Advance to suppliers	566	109
Prepayment Coupon receivable	353 312	400 58
Others	495	490
	$2,164	$1,152